Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 10,683	$ 5,221	$ 4,315
Provision charged to expense	1,363	6,901	1,048
Write-offs	(2,263)	(1,527)	(240)
Foreign exchange and other	(936)	88	98
Balance at end of year	$ 8,847	$ 10,683	$ 5,221